As filed with the Securities and Exchange Commission on September 1, 2016

File No. 333-211089

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, & YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Nationwide Variable Insurance Trust is being made for the purpose of filing the final tax opinion as Exhibit EX-16.12.a to Part C of the Registration Statement.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to the Registrant's Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on June 21, 2016, on the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (SEC Accession No. 0001193125-16-627306).

PART B

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to the Registrant's Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on June 21, 2016, on the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (SEC Accession No. 0001193125-16-627306).

PART C

OTHER INFORMATION

Item 15.	Indemnification. Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A, indicated below, except as noted:

(1) Copies of the charter of the Registrant now in effect;

(a)	Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the "Amended Declaration"), of Registrant, Nationwide Variable Insurance Trust (the "Trust" or "NVIT"), a Delaware Statutory Trust, previously filed as Exhibit EX-23.a with the Trust's registration statement on August 26, 2009, is hereby incorporated by reference.

(i)	Amending Resolutions dated December 14, 2010, to the Amended Declaration, previously filed as Exhibit EX-28.a.1 with the Trust's registration statement on April 15, 2011, is hereby incorporated by reference.

(ii)	Amending Resolutions dated September 6, 2012, to the Amended Declaration, previously filed as Exhibit EX-28.a.2 with the Trust's registration statement on December 21, 2012, is hereby incorporated by reference.

(iii)	Amending Resolutions dated December 11, 2012, to the Amended Declaration, previously filed as Exhibit EX-28.a.3 with the Trust's registration statement on April 26, 2013, is hereby incorporated by reference.

(iv)	Amending Resolutions dated September 9, 2013, to the Amended Declaration, previously filed as Exhibit EX-28.a.4 with the Trust's registration statement on April 18, 2014, is hereby incorporated by reference.

(v)	Amending Resolutions dated December 11, 2013, to the Amended Declaration, previously filed as Exhibit EX-28.a.5 with the Trust's registration statement on April 18, 2014, is hereby incorporated by reference.

(2)          Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the "Amended Bylaws"), of the Trust, previously filed as Exhibit EX-23.b with the Trust's registration statement on August 26, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization of the Registrant, on behalf of its series' the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund is filed herewith as Exhibit EX-16.4.a.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Articles II and VII of the Amended Bylaws, incorporated by reference to Exhibits (a) and (b), respectively, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Investment Advisory Agreement among the Trust and Nationwide Fund Advisors ("NFA") dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust's registration statement on April 30, 2007, is hereby incorporated by reference.

(i)	Exhibit A, to the Investment Advisory Agreement, effective May 1, 2007, as amended May 1, 2016, previously filed as Exhibit EX-28.d.1.a with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(b)	Subadvisory Agreements

(i)	Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, dated May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit 23.d.2.d with the Trust's registration statement on April 24, 2009, is hereby incorporated by reference.

(1)	Exhibit A, effective May 1, 2007, as amended December 2, 2009, to the Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, previously filed as Exhibit EX-28.d.2.b.i with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(ii)	Amended and Restated Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc., effective May 1, 2007, as amended April 30, 2010, previously filed as Exhibit EX-28.d.2.c with the Trust's registration statement on April 30, 2010, is hereby incorporated by reference.

(iii)	Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management, Inc., dated May 1, 2007, previously filed as Exhibit 23.d.2.g with the Trust's registration statement on April 14, 2008, is hereby incorporated by reference.

(1)	Exhibit A, effective May 1, 2007, as amended July 8, 2011, to the Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management, Inc., previously filed as Exhibit EX-28.d.2.c.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(iv)	Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc., dated March 27, 2013, previously filed as Exhibit EX-28.d.2.d with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(v)	Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(1)	Exhibit A, effective May 1, 2007, as amended May 1, 2013, to the Subadvisory Agreement among the Trust, NFA, and BlackRock Investment Management, LLC, previously filed as Exhibit EX-28.d.2.e.i with the Trust's registration statement on January 17, 2014, is hereby incorporated by reference.

(vi)	Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC, dated December 11, 2013, previously filed as Exhibit EX-28.d.2.f. with the Trust's registration statement on April 18, 2014, is hereby incorporated by reference.

(vii)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC, dated May 4, 2009, previously filed as Exhibit EX-23.d.2.o with the Trust's registration statement on June 23, 2009, is hereby incorporated by reference.

(1)	Exhibit A, effective May 4, 2009, amended July 2, 2012, to the Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC, previously filed as Exhibit EX-28.d.2.i.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(viii)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Fixed Income LLC, dated May 4, 2009, previously filed as Exhibit EX-

23.d.2.p with the Trust's registration statement on June 23, 2009, is hereby incorporated by reference.

(1)	Amendment to the Subadvisory Agreement, dated September 9, 2013, among the Trust, NFA and Neuberger Berman Fixed Income LLC, previously filed as Exhibit EX-28.d.2.h.i with the Trust's registration statement on January 7, 2014, is hereby incorporated by reference.

(ix)	Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., dated March 24, 2008, previously filed as Exhibit 23.d.2.s with the Trust's registration statement on April 14, 2008, is hereby incorporated by reference.

(1)	Exhibit A, effective March 24, 2008, as amended July 1, 2011, to the Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., previously filed as Exhibit EX-28.d.2.k.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(x)	Amended and Restated Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., effective March 24, 2008, as amended June 1, 2010, previously filed as Exhibit EX-28.d.2.o with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(1)	Exhibit A, effective March 28, 2008, as amended March 18, 2011, to the Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., previously filed as Exhibit EX-28.d.2.n.i with the Trust's registration statement on April 28, 2011, is hereby incorporated by reference.

(xi)	Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., dated March 11, 2010, previously filed as Exhibit EX-28.d.2.q with the Trust's registration statement on April 23, 2010, is hereby incorporated by reference.

(1)	Exhibit A, effective March 11, 2010, as amended July 2, 2012, to the Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.2.n.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(xii)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, dated March 24, 2008, previously filed as Exhibit 23.d.2.x with the Trust's registration statement on March 27, 2008, is hereby incorporated by reference.

(1)	Exhibit A, effective March 24, 2008, as amended July 2, 2012, to the Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, previously filed as Exhibit EX-28.d.2.p.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(xiii)	Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit 23.d.2.aa with the Trust's registration statement on March 27, 2008, is hereby incorporated by reference.

(1)	Exhibit A, effective March 24, 2008, as amended March 20, 2013, to the Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, previously filed as Exhibit EX-28.d.2.r.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(xiv)	Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc., dated October 1, 2008, previously filed as Exhibit 23.d.2.ee with the Trust's registration statement on September 25, 2008, is hereby incorporated by reference.

(1)	Exhibit A, effective October 1, 2008, as amended July 11, 2011, to the Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc., previously filed as Exhibit EX-28.d.2.t.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(xv)	Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P., dated June 16, 2010, previously filed as Exhibit 28.d.2.y with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(1)	Exhibit A, effective June 16, 2010, as amended April 2, 2012, to the Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P., previously filed as Exhibit EX-28.d.2.u.i with the Trust's registration statement on April 24, 2012, is hereby incorporated by reference.

(xvi)	Subadvisory Agreement among the Trust, NFA and Templeton Investment Counsel, LLC, dated March 24, 2009, previously filed as Exhibit 23.d.2.ee with the Trust's registration statement on April 24, 2009, is hereby incorporated by reference.

(xvii)	Subadvisory Agreement among the Trust, NFA and Winslow Capital Management, LLC, dated October 1, 2014, previously as Exhibit EX-28.d.2.s with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(1)	Exhibit A, effective October 1, 2014, as amended May 1, 2015 to the Subadvisory Agreement among the Trust, NFA and Winslow CapitalManagement LLC, previously filed as Exhibit EX-28.d.q.1 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(xviii)	Subadvisory Agreement among the Trust, NFA and The Boston Company Asset Management LLC, dated June 25, 2010, previously filed as Exhibit EX-28.d.2.dd with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(1)	Exhibit A, effective June 25, 2010, as amended September 21, 2011, to the Subadvisory Agreement among the Trust, NFA and The Boston Company Asset Management LLC, previously filed as Exhibit EX-28.d.2.y.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(xix)	Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, dated January 10, 2012, previously filed as Exhibit EX-28.d.2.aa with the Trust's registration statement on January 20, 2012, is hereby incorporated by reference.

(xx)	Subadvisory Agreement among the Trust, NFA and Massachusetts Financial Services Company, dated April 2, 2012, previously filed as Exhibit EX-28.d.2.ab with the Trust's registration statement on April 24, 2012, is hereby incorporated by reference.

(1)	Exhibit A, amended May 1, 2015, to the Subadvisory Agreement among the Trust, NFA and Massachusetts Financial Services Company, previously filed as Exhibit EX-28.2.u.i with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(xxi)	Subadvisory Agreement among the Trust, NFA and LWI Financial Inc., dated January 7, 2013, previously filed as Exhibit EX-28.d.2.cc with the Trust's registration statement on February 11, 2013, is hereby incorporated by reference.

(xxii)	Subadvisory Agreement among the Trust, NFA and Brookfield Investment Management, Inc., dated April 1, 2013, previously filed as Exhibit EX-28.d.2.dd with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(xxiii)	Subadvisory Agreement among the Trust, NFA and HighMark Capital Management, Inc., dated April 1, 2013, previously filed as Exhibit EX-28.d.2.z with the Trust's registration statement on January 7, 2014, is hereby incorporated by reference.

(xiv)	Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust's registration statement on January 7, 2014, is hereby incorporated by reference.

(1)	Exhibit A, effective December 10, 2015, to the Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, previously filed as Exhibit EX-16.6.b.xxiv.1 with the Trust's registration statement on Form N-14 on December 22, 2015, and is hereby incorporated by reference.

(xxv)	Subadvisory Agreement among the Trust, NFA and WEDGE Capital Management L.L.P., dated December 12, 2013, previously filed as Exhibit EX-28.d.2.bb with the Trust's registration statement on January 7, 2014, is hereby incorporated by reference.

(xxvi)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, effective September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(1)	Exhibits A and B, effective May 1, 2015, to Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, previously filed as Exhibit EX-28.2.bb.i with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(xxvii)	Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxviii)	Subadvisory Agreement among the Trust, NFA and Smith Asset Management Group L.P., effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxviii with the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxix)	Subadvisory Agreement among the Trust, NFA and Boston Advisors, LLC, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxix with the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxx)	Subadvisory Agreement among the Trust, NFA and Standard Life Investments (Corporate Funds) Limited, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxx with the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xxxi)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust's registration statement on February 8, 2008, is hereby incorporated by reference.

(i)	Exhibit A, effective January 1, 2008, as amended May 1,2013, to the Subadvisory Agreement among the Trust, NFAand Nationwide Asset Management, LLC, previously filed asExhibit EX-28.d.2.k.i with the Trust's registration statement on January 17, 2014, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC ("NFD"), previously filed as Exhibit EX-99.e with the Trust's registration statement on April 30, 2007, is hereby incorporated by reference.

(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended May 1, 2015, between the Trust and NFD, previously filed as Exhibit EX-28.e.1.a with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(8)	Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank, previously filed as Exhibit 23.g.2 with the Trust's registration statement on April 28, 2003, assigned to the Trust, is hereby incorporated by reference.

(i)	Amendment to the Global Custody Agreement dated March 11, 2011, previously filed as Exhibit EX-28.g.1.a with the Trust's registration statement on April 28, 2011, is hereby incorporated by reference.

(ii)	Amendment to the Global Custody Agreement dated January 12, 2006, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.1.b with the Trust's registration statement on January 17, 2006, is hereby incorporated by reference.

(b)	Waiver to the Global Custody Agreement dated May 2, 2005, previously filed as Exhibit EX-28.g.1.b with the Trust's registration statement on April 28, 2005, is hereby incorporated by reference.

(c)	Rider to the Global Custody Agreement Cash Trade Execution Product previously filed as Exhibit EX-28.g.1.d with the Trust's registration statement on January 17, 2006, is hereby incorporated by reference.

(d)	Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.1.e with the Trust's registration statement on April 23, 2010, is hereby incorporated by reference.

(e)	Amendment to the Global Custody Agreement dated December 9, 2015, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-16.9.a.iii to the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended May 1, 2015, previously filed as Exhibit EX-28.m.1 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan effective May 1, 2007, as amended May 1, 2016, previously filed as Exhibit EX-28.n.1 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered previously filed as Exhibit EX-16.11.a with the Trust's registration statement on N-14 on May 3, 2016, is hereby incorporated by reference.

(12)	An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)	Joint Fund Administration and Transfer Agency Agreement effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(b)	Administrative Services Plan effective December 10, 2015, previously filed as Exhibit EX-28.h.2 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(c)	Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA, previously filed as Exhibit EX-23.h.3 with the Trust's registration statement on April 14, 2008, is hereby incorporated by reference.

(1)	Amendment to the Expense Limitation Agreement effective December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(2)	Exhibit A to the Expense Limitation Agreement effective May 1, 2007, as amended May 1, 2016, previously filed as Exhibit EX-28.h.3.b with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(d)	Assignment and Assumption Agreement between NVIT-Massachusetts ("NVIT-MA") and the Trust, dated May 2, 2005, assigning NVIT-MA's titles, rights, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust's registration statement on January 17, 2006, is hereby incorporated by reference.

(e)	Fund Participation Agreement dated May 1, 2007, by and among the Trust, NFA, NFD, Nationwide Financial Services, Inc., American Funds Insurance Series and Capital Research and Management Company, previously filed as Exhibit EX-23.h.6 with the Trust's registration statement on September 25, 2008, is hereby incorporated by reference.

(f)	Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC ("NFM"), dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the "Feeder Funds"), previously filed as Exhibit EX-99.h.7 with the Trust's registration statement on April 30, 2007, is hereby incorporated by reference.

(g)	Fee Waiver Agreement between the Trust and NFM, effective May 1, 2016, relating to the Feeder Funds previously filed as Exhibit EX-28.h.7 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(h)	12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust, previously filed as Exhibit EX-28.h.8 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(i)	12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the Neuberger Berman NVIT Socially Responsible Fund, which is a series of the Trust, previously filed as Exhibit EX-28.h.9 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(j)	12b-1 Fee Waiver Agreement between the Trust and NFD, relating to the American Century NVIT Multi Cap Value Fund, which is a series of the Trust, effective May 1, 2016, previously filed as Exhibit EX-28.h.10 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(k)	Fund of Funds Participation Agreement dated January 7, 2013 by, and among the Trust, on behalf of the Loring Ward Capital Appreciation Fund and the Loring Ward Moderate Fund, NFA, DFA Investment Dimensions Group Inc., on behalf of certain series of its trust, and Dimensional Fund Advisors LP, previously filed as Exhibit EX.23.h.18 with the Trust's registration statement on February 11, 2013, is hereby incorporated by reference.

(l)	Fund Participation Agreement dated May 2, 2005, by and among NFA, NFD, and Nationwide Financial Services, Inc. ("NFS"), previously filed as Exhibit EX-28.h.22 with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(1)	Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(m)	12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, which are series of the Trust. Previously filed as Exhibit EX-28.h.13 with the Trust's registration in April 21, 2016 is hereby incorporated by reference.

(n)	Participation Agreement dated September 10, 2014, among the Trust, iShares Trust, iShares U.S. ETF Trust and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, previously filed as Exhibit EX-28.h.24 with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(o)	Fund of Funds Participation Agreement dated September 10, 2014, among the Trust, NFA, Wisdom Tree Trust and Wisdom Tree Asset Management, Inc., relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(p)	Purchasing Fund Agreement dated September 10, 2014, among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.26 with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(q)	Investing Fund Agreement dated September 10, 2014, between the Trust and Market Vectors EFT Trust, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(r)	12(d)(1) Investing Agreement dated October 31, 2014, between the Trust and Vanguard Trusts, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust's registration on February 12, 2015, is hereby incorporated by reference.

(s)	Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust's registration statement on February 12, 2015, is hereby incorporated by reference.

(t)	Fee Waiver Agreement between the Trust and NFA, relating to the NVIT Developing Markets Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT International Equity Fund, NVIT Multi-Manager International Value Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund and NVIT Real Estate Fund, which are series of the Trust, effective May 1, 2016, previously filed as Exhibit EX-28.h.20 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(u)	Expense Limitation Agreement effective May 1, 2015, between the Trust and NFA, relating to the BlackRock NVIT Managed Global Allocation Fund, a series of the Trust, previously filed as Exhibit EX-28.h.21 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(v)	Fee Waiver Agreement between the Trust and NFA, effective May 1, 2016 relating to the BlackRock NVIT Managed Global Allocation Fund, a series of the Trust, previously filed as Exhibit EX-28.h.22 with the Trust's registration statement on April 21, 2016, is hereby incorporate by reference.

(w)	12b-1 Fee Waiver Agreement between the Trust and NFD, effective May 1, 2016, relating to the BlackRock NVIT Managed Global Allocation Fund, which is a series of the Trust, previously filed as Exhibit EX-28.h.23 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(x)	Form of Fund of Funds Participation Agreement, by and among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, which is a series of the Trust, NFA, BlackRock Variable Series Fund, Inc., on behalf of certain series of its trust and BlackRock Advisors, LLC, previously filed at Exhibit EX-28.h.24 with the Trust's registration statement on April 28, 2015, is hereby incorporated by reference.

(y)	Fee Waiver Agreement between the Trust and NFA, effective December 10, 2015, relating to the NVIT Growth Fund, NVIT Large Cap Growth Fund, NVIT Multi-Manager Small Company Fund and NVIT Multi-Manager Large Cap Growth Fund, each a series of the Trust, previously filed as Exhibit EX-16.13.y with the Trust's registration statement on N-14 on December 22, 2015, is hereby incorporated by reference.

(z)	Fee Waiver Agreement between the Trust and NFA, effective May 1, 2016, relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust, previously filed as Exhibit EX-28.h.26 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(aa)	Administrative Services Fee Waiver Agreement between the Trust and NFS, dated April 1, 2016, relating to the NVIT Money Market Fund, which is a series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm previously filed as Exhibit EX-16.14.a with the Trust's registration statement on N-14 on June 21, 2016, is hereby incorporated by reference.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney previously filed as Exhibit EX-16.16.a with the Trust's registration statement on N-14 on May 3, 2016, is hereby incorporated by reference.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for NFA and the Trust dated December 11, 2013, previously filed as Exhibit EX-28.p.1 with the Trust's registration statement on January 7, 2014, is hereby incorporated by reference.

(b)	Code of Ethics dated May 18, 2007 for NFD, previously filed as Exhibit EX-23.p.2 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(c)	Code of Ethics dated June 29, 2015 for JPMorgan Investment Management, Inc., previously filed as Exhibit EX-28.p.4 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(d)	Code of Business Conduct & Ethics dated June 5, 2013 for BlackRock Investment Management, LLC, previously filed as Exhibit EX-28.p.5 with the Trust's registration statement on April 18, 2014, is hereby incorporated by reference.

(e)	Code of Ethics effective January 2013 for Neuberger Group LLC, Neuberger Berman Management LLC and Neuberger Berman Fixed Income LLC, previously filed as Exhibit EX-28.p.6 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(f)	Code of Ethics dated March 1, 2011 for Morgan Stanley Investment Management Inc., previously filed as Exhibit EX-28.p.9 with the Trust's registration statement on April 15, 2011, is hereby incorporated by reference.

(g)	Code of Ethics effective January 1, 2016 for American Century Investment Management, Inc., previously filed as Exhibit EX-28.p.8 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(h)	Code of Ethics dated October 2015 for Epoch Investment Partners, Inc., previously filed as Exhibit EX-28.p.9 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(i)	Code of Ethics dated March 2011 for the American Funds and The Capital Group Companies, Inc., previously filed as Exhibit EX-28.p.12 with the Trust's registration statement on April 15, 2011, is hereby incorporated by reference.

(j)	Code of Ethics dated November 2015 for Putnam Investment Management, LLC, previously filed as Exhibit EX-28.p.11 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(k)	Code of Ethics dated December 8, 2014 for Wells Capital Management Inc., previously filed as Exhibit EX-28.p.12 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(l)	Code of Ethics dated January 1, 2010, for Invesco Advisers, Inc., previously filed as Exhibit EX-28.p.18 with the Trust's registration statement on April 23, 2010, is hereby incorporated by reference.

(m)	Code of Ethics dated June 1, 2011 for Nationwide Asset Management, LLC, previously filed as Exhibit EX-28.p.14 with the Trust's registration statement, on April 21, 2015, is hereby incorporated by reference.

(n)	Code of Ethics dated August 2014 for Thompson, Siegel & Walmsley LLC, previously filed as Exhibit EX-28.p.15 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(o)	Code of Ethics dated January 1, 2015 for Wellington Management Company, LLP, previously filed as Exhibit EX-28.p.16 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(p)	Code of Ethics dated as of June 1, 2015 for OppenheimerFunds, Inc., previously filed as Exhibit EX-28.p.17 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(q)	Code of Ethics dated May 1, 2010 for Templeton Investment Counsel, LLC, previously filed as Exhibit EX-28.p.22 with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(r)	Code of Ethics effective July 2014 for Logan Circle Partners, L.P., previously filed as Exhibit EX-28.p.19 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(s)	Code of Ethics dated April 2014 for Nuveen Investments (Winslow Capital Management, LLC), previously filed as Exhibit EX-28.p.20 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(i)	Winslow Capital Management, LLC supplement to Nuveen Investments' Code of Ethics, previously filed as Exhibit EX-28.p.20.i with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(t)	Code of Ethics for The Boston Company Asset Management LLC revised November 2012, previously filed as Exhibit EX-28.p.21 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(u)	Code of Ethics for Massachusetts Financial Services Company dated March 27, 2012, previously filed as Exhibit EX-28.p.29 with the Trust's registration statement on April 24, 2012, is hereby incorporated by reference.

(v)	Code of Ethics for Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.p.23 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

(w)	Code of Ethics for LWI Financial Inc., revised as of March 21, 2013, previously filed as Exhibit EX-28.p.25 with the Trust's registration statement on April 18, 2014, is hereby incorporated by reference.

(x)	Code of Ethics for Brookfield Investment Management Inc., dated January 10, 2012, previously filed as Exhibit EX-28.p.31 with the Trust's registration statement on April 22, 2013, is hereby incorporated by reference.

(y)	Code of Ethics for HighMark Capital Management Inc., dated September 15, 2014, previously filed as Exhibit EX-28.p.27 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(z)	Code of Ethics for Lazard Asset Management LLC, previously filed as Exhibit EX-28.p.28 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(aa)	Code of Ethics for WEDGE Capital Management L.L.P, revised March 2014, previously filed as Exhibit EX-28.p.29 with the Trust's registration statement on April 21, 2015, is hereby incorporated by reference.

(bb)	Code of Ethics for Jacobs Levy Equity Management, Inc., previously filed as Exhibit EX-16.17.bb with the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(cc)	Code of Ethics for Smith Asset Management Group L.P. dated October 2014, previously filed as Exhibit EX-16.17.cc with the Trust's registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(dd)	Global Code of Conduct for Standard Life Investments (Corporate Funds Limited), previously filed as Exhibit EX-28.p.31 with the Trust's registration statement on April 21, 2016, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended  (the "1933 Act"), Nationwide Variable Insurance Trust (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 1st day of September, 2016.

NATIONWIDE VARIABLE INSURANCE TRUST BY: /s/Allan J. Oster Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature & Title

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive
Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer, Principal Financial
Officer and Vice President

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

EXHIBIT	NO.
Plan of Reorganization of the Registrant, on behalf of its series' the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund	EX-16.4.a
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization	EX-16.12.a